DEFERRED AMOUNTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
DEFERRED AMOUNTS AND OTHER ASSETS
Schedule of deferred amounts and other assets

December 31,	2016	2015
(millions of Canadian dollars)
Regulatory assets	1,921	1,661
Long-term portion of derivative assets (Note 24)	151	373
Affiliate long-term notes receivable	270	152
Contractual receivables	441	432
Deferred financing costs	51	52
Other	279	490

	3,113	3,160